Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Tax-Managed Funds
Entity Central Index Key	0000923202
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000135478
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Investor Shares
Trading Symbol	VDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

Line Graph [Table Text Block]
	Investor Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$10,553	$10,508	$10,368
2015	$10,661	$10,583	$10,483
2015	$9,600	$9,506	$9,238
2015	$9,971	$9,972	$9,571
2016	$9,772	$9,751	$9,543
2016	$9,738	$9,644	$9,494
2016	$10,361	$10,289	$10,152
2016	$10,206	$10,200	$10,023
2017	$10,998	$10,944	$10,815
2017	$11,695	$11,618	$11,432
2017	$12,347	$12,277	$12,120
2017	$12,892	$12,884	$12,770
2018	$12,739	$12,654	$12,624
2018	$12,532	$12,517	$12,299
2018	$12,669	$12,650	$12,361
2018	$11,014	$10,978	$10,904
2019	$12,133	$12,093	$12,017
2019	$12,530	$12,497	$12,360
2019	$12,403	$12,364	$12,156
2019	$13,433	$13,430	$13,281
2020	$10,199	$10,232	$10,093
2020	$11,981	$11,909	$11,813
2020	$12,650	$12,618	$12,605
2020	$14,791	$14,773	$14,775
2021	$15,386	$15,373	$15,338
2021	$16,255	$16,247	$16,208
2021	$15,994	$16,074	$15,802
2021	$16,470	$16,484	$16,081
2022	$15,470	$15,615	$15,228
2022	$13,293	$13,237	$13,084
2022	$11,895	$11,968	$11,820
2022	$13,935	$13,916	$13,491
2023	$15,011	$14,976	$14,358
2023	$15,469	$15,425	$14,721
2023	$14,743	$14,812	$14,231
2023	$16,388	$16,416	$15,622
2024	$17,225	$17,255	$16,300
2024	$17,103	$17,126	$16,441
2024	$18,376	$18,421	$17,820
2024	$16,873	$16,967	$16,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	2.96%	4.67%	5.37%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

AssetsNet	$ 191,380,000,000
Holdings Count | Holding	3,944
Advisory Fees Paid, Amount	$ 10,570,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000051262
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	FTSE Developed Markets ETF Shares
Trading Symbol	VEA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

Line Graph [Table Text Block]
	FTSE Developed Markets ETF Shares Net Asset Value	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$10,554	$10,508	$10,368
2015	$10,662	$10,583	$10,483
2015	$9,603	$9,506	$9,238
2015	$9,979	$9,972	$9,571
2016	$9,780	$9,751	$9,543
2016	$9,756	$9,644	$9,494
2016	$10,378	$10,289	$10,152
2016	$10,229	$10,200	$10,023
2017	$11,027	$10,944	$10,815
2017	$11,732	$11,618	$11,432
2017	$12,383	$12,277	$12,120
2017	$12,933	$12,884	$12,770
2018	$12,787	$12,654	$12,624
2018	$12,585	$12,517	$12,299
2018	$12,722	$12,650	$12,361
2018	$11,061	$10,978	$10,904
2019	$12,187	$12,093	$12,017
2019	$12,589	$12,497	$12,360
2019	$12,463	$12,364	$12,156
2019	$13,503	$13,430	$13,281
2020	$10,262	$10,232	$10,093
2020	$12,052	$11,909	$11,813
2020	$12,735	$12,618	$12,605
2020	$14,893	$14,773	$14,775
2021	$15,490	$15,373	$15,338
2021	$16,372	$16,247	$16,208
2021	$16,123	$16,074	$15,802
2021	$16,605	$16,484	$16,081
2022	$15,602	$15,615	$15,228
2022	$13,406	$13,237	$13,084
2022	$12,003	$11,968	$11,820
2022	$14,056	$13,916	$13,491
2023	$15,149	$14,976	$14,358
2023	$15,622	$15,425	$14,721
2023	$14,891	$14,812	$14,231
2023	$16,554	$16,416	$15,622
2024	$17,407	$17,255	$16,300
2024	$17,283	$17,126	$16,441
2024	$18,573	$18,421	$17,820
2024	$17,062	$16,967	$16,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FTSE Developed Markets ETF Shares Net Asset Value	3.07%	4.79%	5.49%
FTSE Developed Markets ETF Shares Market Price	3.10%	4.77%	5.49%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

AssetsNet	$ 191,380,000,000
Holdings Count | Holding	3,944
Advisory Fees Paid, Amount	$ 10,570,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012140
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

Line Graph [Table Text Block]
	Admiral Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$10,556	$10,508	$10,368
2015	$10,663	$10,583	$10,483
2015	$9,603	$9,506	$9,238
2015	$9,982	$9,972	$9,571
2016	$9,780	$9,751	$9,543
2016	$9,751	$9,644	$9,494
2016	$10,376	$10,289	$10,152
2016	$10,227	$10,200	$10,023
2017	$11,026	$10,944	$10,815
2017	$11,731	$11,618	$11,432
2017	$12,375	$12,277	$12,120
2017	$12,926	$12,884	$12,770
2018	$12,785	$12,654	$12,624
2018	$12,581	$12,517	$12,299
2018	$12,719	$12,650	$12,361
2018	$11,057	$10,978	$10,904
2019	$12,181	$12,093	$12,017
2019	$12,579	$12,497	$12,360
2019	$12,455	$12,364	$12,156
2019	$13,496	$13,430	$13,281
2020	$10,248	$10,232	$10,093
2020	$12,043	$11,909	$11,813
2020	$12,726	$12,618	$12,605
2020	$14,880	$14,773	$14,775
2021	$15,470	$15,373	$15,338
2021	$16,356	$16,247	$16,208
2021	$16,100	$16,074	$15,802
2021	$16,581	$16,484	$16,081
2022	$15,578	$15,615	$15,228
2022	$13,387	$13,237	$13,084
2022	$11,990	$11,968	$11,820
2022	$14,041	$13,916	$13,491
2023	$15,125	$14,976	$14,358
2023	$15,600	$15,425	$14,721
2023	$14,869	$14,812	$14,231
2023	$16,522	$16,416	$15,622
2024	$17,373	$17,255	$16,300
2024	$17,252	$17,126	$16,441
2024	$18,533	$18,421	$17,820
2024	$17,025	$16,967	$16,485

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	3.04%	4.76%	5.47%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

AssetsNet	$ 191,380,000,000
Holdings Count | Holding	3,944
Advisory Fees Paid, Amount	$ 10,570,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012141
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Institutional Shares
Trading Symbol	VTMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

Line Graph [Table Text Block]
	Institutional Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,277,727	$5,254,100	$5,183,841
2015	$5,331,673	$5,291,654	$5,241,597
2015	$4,802,034	$4,753,090	$4,618,806
2015	$4,991,665	$4,986,056	$4,785,618
2016	$4,891,337	$4,875,276	$4,771,658
2016	$4,881,148	$4,821,994	$4,747,019
2016	$5,188,878	$5,144,382	$5,076,063
2016	$5,114,267	$5,100,008	$5,011,437
2017	$5,513,933	$5,472,243	$5,407,354
2017	$5,865,910	$5,809,112	$5,715,974
2017	$6,192,138	$6,138,641	$6,060,198
2017	$6,467,725	$6,441,779	$6,385,032
2018	$6,397,599	$6,326,980	$6,312,013
2018	$6,296,056	$6,258,650	$6,149,374
2018	$6,364,814	$6,324,852	$6,180,585
2018	$5,530,685	$5,488,858	$5,451,947
2019	$6,097,331	$6,046,526	$6,008,565
2019	$6,296,563	$6,248,619	$6,179,980
2019	$6,234,738	$6,182,006	$6,077,861
2019	$6,755,435	$6,715,123	$6,640,728
2020	$5,132,307	$5,115,772	$5,046,463
2020	$6,030,196	$5,954,568	$5,906,642
2020	$6,367,163	$6,309,188	$6,302,394
2020	$7,449,341	$7,386,568	$7,387,286
2021	$7,749,235	$7,686,479	$7,669,139
2021	$8,187,898	$8,123,558	$8,103,962
2021	$8,060,473	$8,037,168	$7,900,997
2021	$8,301,469	$8,241,803	$8,040,248
2022	$7,800,412	$7,807,727	$7,613,959
2022	$6,705,278	$6,618,335	$6,542,209
2022	$6,001,657	$5,983,816	$5,910,059
2022	$7,027,768	$6,957,938	$6,745,633
2023	$7,575,464	$7,487,992	$7,178,896
2023	$7,813,808	$7,712,550	$7,360,582
2023	$7,448,661	$7,406,154	$7,115,562
2023	$8,281,448	$8,207,978	$7,811,055
2024	$8,707,378	$8,627,483	$8,150,233
2024	$8,642,090	$8,562,829	$8,220,405
2024	$9,289,036	$9,210,340	$8,910,036
2024	$8,529,766	$8,483,477	$8,242,612

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	3.00%	4.77%	5.49%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

AssetsNet	$ 191,380,000,000
Holdings Count | Holding	3,944
Advisory Fees Paid, Amount	$ 10,570,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135477
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VDIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

Line Graph [Table Text Block]
	Institutional Plus Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$105,510,307	$105,082,009	$103,676,827
2015	$106,627,768	$105,833,076	$104,831,949
2015	$96,006,220	$95,061,799	$92,376,127
2015	$99,786,401	$99,721,117	$95,712,357
2016	$97,845,725	$97,505,510	$95,433,159
2016	$97,550,407	$96,439,886	$94,940,389
2016	$103,811,948	$102,887,643	$101,521,264
2016	$102,278,688	$102,000,166	$100,228,746
2017	$110,281,660	$109,444,867	$108,147,088
2017	$117,352,782	$116,182,242	$114,319,478
2017	$123,862,327	$122,772,824	$121,203,954
2017	$129,375,881	$128,835,571	$127,700,647
2018	$127,909,124	$126,539,604	$126,240,259
2018	$125,911,624	$125,172,993	$122,987,472
2018	$127,310,438	$126,497,046	$123,611,693
2018	$110,677,246	$109,777,158	$109,038,933
2019	$121,960,941	$120,930,520	$120,171,298
2019	$125,962,521	$124,972,383	$123,599,601
2019	$124,692,861	$123,640,118	$121,557,221
2019	$135,107,766	$134,302,454	$132,814,553
2020	$102,661,028	$102,315,438	$100,929,256
2020	$120,568,420	$119,091,350	$118,132,835
2020	$127,406,263	$126,183,753	$126,047,871
2020	$148,979,297	$147,731,355	$147,745,712
2021	$154,956,891	$153,729,582	$153,382,776
2021	$163,812,844	$162,471,151	$162,079,243
2021	$161,268,229	$160,743,358	$158,019,942
2021	$166,099,162	$164,836,058	$160,804,961
2022	$156,107,246	$156,154,548	$152,279,174
2022	$134,119,905	$132,366,704	$130,844,184
2022	$120,137,227	$119,676,329	$118,201,175
2022	$140,632,604	$139,158,752	$134,912,651
2023	$151,575,298	$149,759,840	$143,577,920
2023	$156,347,012	$154,251,010	$147,211,642
2023	$149,008,636	$148,123,089	$142,311,247
2023	$165,667,616	$164,159,557	$156,221,103
2024	$174,166,049	$172,549,653	$163,004,668
2024	$172,945,752	$171,256,580	$164,408,101
2024	$185,884,295	$184,206,798	$178,200,727
2024	$170,778,838	$169,669,535	$164,852,249

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	3.09%	4.80%	5.50%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

AssetsNet	$ 191,380,000,000
Holdings Count | Holding	3,944
Advisory Fees Paid, Amount	$ 10,570,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature